UNIT-BASED COMPENSATION - Cash-settled BPY Awards by Expiry Date (Details) - Cash-Settled Share-Based Payment Arrangement	Jun. 30, 2021 shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 ft²	Dec. 31, 2020 shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ft²	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	573,690		573,690	573,690		573,690	603,891
Weighted average exercise price (in usd per share)		$ 21.75			$ 21.75		$ 21.55
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			0			0
Weighted average exercise price (in usd per share)		0			0
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			22,200			22,200
Weighted average exercise price (in usd per share)		17.93			17.93
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			28,800			28,800
Weighted average exercise price (in usd per share)		16.80			16.80
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			175,415			175,415
Weighted average exercise price (in usd per share)		20.59			20.59
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			213,038			213,038
Weighted average exercise price (in usd per share)		25.18			25.18
2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			134,237			134,237
Weighted average exercise price (in usd per share)		$ 19.51			$ 19.51